Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 335,796	₩ 289,471	₩ 213,225
Impact of change in deferred taxes	169,961	229,545	72,124
Income tax expense	₩ 505,757	₩ 519,016	₩ 285,349